Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	QuantaSing Group Limited
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001932770
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41590
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2/F, Building D
Entity Address, Address Line Two	Ronsin Technology Center
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	China
Business Contact
Document Information Line Items
Entity Address, Address Line One	2/F, Building D
Entity Address, Address Line Two	Ronsin Technology Center
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Contact Personnel Name	Dong Xie
City Area Code	86
Local Phone Number	10 6493-7857
Contact Personnel Email Address	tim.xie@quantasing.com
American depositary shares, each representing three Class A ordinary shares, par value US$0.0001 per share
Document Information Line Items
Trading Symbol	QSG
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	103,776,127
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	49,859,049